FAIR VALUE MEASUREMENTS, Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Investments carried at fair value		$ 0	$ 178,233
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Prepaid expenses and other assets of the Consolidated VIEs that can only be used to settle the obligations	Prepaid expenses and other assets of the Consolidated VIEs that can only be used to settle the obligations
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Accrued Liabilities and Other Payable, Non Current	Accrued Liabilities and Other Payable, Non Current
Recurring [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Held-to-maturity investments		$ 1,781,305	$ 621,836
Available-for-sale investments		4,198,006	597,177
Equity securities		23,582	2,556
Investments carried at fair value			178,233
Other assets		9,465	9,668
Derivative assets	[1]	13	3
Derivative liabilities	[2]	(2,818)	(2,277)
Share appreciation rights		(5,522)	(5,420)
Total assets, net, at fair value		3,099,350	(1,474,596)
Recurring [Member] | 2023 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes			(82,666)
Recurring [Member] | 2024 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		(168,410)	(190,646)
Recurring [Member] | 2025 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		(1,179,739)	(1,148,639)
Recurring [Member] | 2026 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		(1,556,532)	(1,454,421)
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Held-to-maturity investments		1,780,898	621,346
Available-for-sale investments		4,177,564	562,051
Equity securities		23,495	2,008
Investments carried at fair value			0
Other assets		0	0
Derivative assets	[1]	0	0
Derivative liabilities	[2]	0	0
Share appreciation rights		(5,522)	(5,420)
Total assets, net, at fair value		5,976,435	1,179,985
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | 2023 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes			0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | 2024 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		0	0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | 2025 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		0	0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | 2026 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		0	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Held-to-maturity investments		0	0
Available-for-sale investments		0	0
Equity securities		87	548
Investments carried at fair value			0
Other assets		0	0
Derivative assets	[1]	13	3
Derivative liabilities	[2]	(2,818)	(2,277)
Share appreciation rights		0	0
Total assets, net, at fair value		(2,718)	(1,726)
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | 2023 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes			0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | 2024 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		0	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | 2025 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		0	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | 2026 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		0	0
Recurring [Member] | Unobservable Inputs (Level 3) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Held-to-maturity investments		407	490
Available-for-sale investments		20,442	35,126
Equity securities		0	0
Investments carried at fair value			178,233
Other assets		9,465	9,668
Derivative assets	[1]	0	0
Derivative liabilities	[2]	0	0
Share appreciation rights		0	0
Total assets, net, at fair value		(2,874,367)	(2,652,855)
Recurring [Member] | Unobservable Inputs (Level 3) [Member] | 2023 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes			(82,666)
Recurring [Member] | Unobservable Inputs (Level 3) [Member] | 2024 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		(168,410)	(190,646)
Recurring [Member] | Unobservable Inputs (Level 3) [Member] | 2025 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		(1,179,739)	(1,148,639)
Recurring [Member] | Unobservable Inputs (Level 3) [Member] | 2026 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		$ (1,556,532)	$ (1,454,421)

[1]	Included in prepaid expenses and other assets in the consolidated balance sheets and not designated as hedges.
[2]	Included in accrued expenses and other payables in the consolidated balance sheets and not designated as hedges.